Note 20 - Key Management Personnel	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of information about key management personnel [text block]
Note 20:	Key management personnel

Key management personnel include Fury Gold’s board of directors and certain executive officers of the Company, including the CEO, Chief Financial Officer (“CFO”) and Senior Vice President, Exploration.

The remuneration of the Company’s key management personnel was as follows:

	Years ended December 31
	2025	2024
Short-term benefits provided to executives (a)	$1,453	$1,306
Directors’ fees paid to non-executive directors	251	161
Share-based payments	594	724
Total	$2,298	$2,191

(a) Short-term employee benefits include salaries, bonuses payable within twelve months of the date of the consolidated statements of financial position, and other annual employee benefits.